May 27, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Bear Stearns Investment Trust
    File No.33-53368

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very truly yours,

Kathy Thren
Legal Counsel



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


1.   Name and address of issuer:   Bear Stearns Investment Trust
                                   245 Park Avenue
                                   New York, NY 10167

2.   Name of each series or class of funds for which this notice is filed:

                                   Emerging Markets Debt Portfolio

3.   Investment Company Act File Number:   811-7290

     Securities Act File Number:   33-53368

4.   Last day of fiscal year for which this notice is filed:   3/31/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  [      ]

6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if
     applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Number:       1,469,151
     Amount:     $11,856,056

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Number:         690,161
     Amount:      $7,012,040

9. Number and aggregate sale price of securities sold during the fiscal year:

     Number:         766,653
     Sale Price:  $8,388,587

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number:       -0-
     Sale Price:   -0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Number:         160,023
     Sale Price:  $1,693,825

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):     $      0

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                           +    1,693,825

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                   -    9,849,056

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable)                    +      0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                               $      0

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                            \      3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                               $      0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By    \s\Frank J. Maresca
       Frank J. Maresca
       Vice President and Treasurer

Date   May 27, 1997



May 23, 1997

Bear Stearns Investment Trust
245 Park Avenue
New York, New York  10167

Re:  Bear Stearns Investment Trust - Rule 24f-2 Notice
Registration Nos. 33-53368 and 811-07290

Ladies and Gentlemen:

We have acted as counsel to Bear Stearns Investment Trust (the "Trust"), a Massachusetts business trust created under a written Agreement and Declaration of Trust, executed on October 14, 1992, and delivered in Boston, Massachusetts on October 15, 1992 (the "Trust Agreement"). We understand that pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Trust has registered an indefinite number of shares of beneficial interest with $.001 par value per share (the "Shares") of Emerging Markets Debt Portfolio (the "Portfolio"), a separate series of shares established by the Trustees pursuant to Article IV, Section
4.2 of the Trust Agreement, under the Securities Act of 1933, as amended (the "Securities Act").

The Trustees of the Trust have the powers set forth in the Trust Agreement, subject to the terms, provisions and conditions therein provided. Under
Article IV, Section 4.1 of the Trust Agreement, the number of shares of beneficial interest authorized to be issued under the Trust Agreement is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Under Article IV, Section 4.1 of the Trust Agreement, the Trustees may issue shares of any series or class for such consideration and on such terms as they may determine (or for no consideration if pursuant to a share dividend or split-up) without action or approval of shareholders.

We understand that you are about to file with the Securities and Exchange Commission (the "Commission") a notice pursuant to Rule 24f-2 (the "Rule 24f-2 Notice") attached hereto making definite the registration of the Shares of the Portfolio sold in reliance upon Rule 24f-2 during the fiscal year ended March 31, 1997.

We have examined a certificate of the Treasurer of the Trust to the effect that the Trust or its agent received the consideration for each of the Shares in accordance with the terms of the Trust Agreement and we have examined such other documents as we have deemed reasonably necessary, including the Trust's Trust Agreement, the Trust's By-Laws, minutes of the meetings of the Board of Trustees, a specimen stock certificate and post-ffective amendment number 7 to the Registration Statement on Form N-1A (File Nos. 33-53368 and 811-07290) filed in connection with the offering of the Shares with the Commission. In our examination of the foregoing documents, we have assumed the genuineness of all signatures, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

Our opinion below, as it relates to the nonassessability of the Shares of the Trust, is qualified to the extent that under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the trust. In this regard, however, please be advised that the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. Also, the Trust Agreement provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

On the basis of and subject to the foregoing, we are of the opinion that all necessary Trust action precedent to the issuance of the Shares has been duly taken, and that the Shares, which are the subject of the Notice filed with the Commission today, pursuant to Rule 24f-2 under the Investment Company Act were, when issued for payment as described in the Portfolio's prospectus for such Shares, legally and validly issued, fully paid and non-assessable.

We consent to your filing this opinion with the Commission together with the Rule 24f-2 Notice referred to above.

We express no opinion herein as to compliance with any state or federal securities laws. We are members of the bar of the State of New York and we have assumed for purposes of this opinion that the laws of the State of New York are the same as the laws of the Commonwealth of Massachusetts. The opinion expressed herein has been rendered at your request and is solely for your benefit and may not be relied upon in any manner by any other person or by you for any other purpose.

Very truly yours,

/s/ Mayer, Brown & Platt
MAYER, BROWN & PLATT